Document and Entity Information	Dec. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 11, 2024
Entity Registrant Name	CANDEL THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40629
Entity Tax Identification Number	52-2214851
Entity Address Address Line 1	117 Kendrick St
Entity Address Address Line 2	Suite 450
Entity Address City Or Town	Needham
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02494
City Area Code	617
Local Phone Number	916-5445
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	CADL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001841387
Amendment Flag	false